Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)		Dec. 31, 2018 CAD ($) Share Years	Dec. 31, 2017 Share	Dec. 31, 2016 Share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding		3,960,000	2,662,500	1,640,000
$0.10
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $		$ 0.1
Weighted average contractual life (years) | Years		2.5
Number of options outstanding	[1]	1,350,000
$0.22
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $		$ 0.22
Weighted average contractual life (years) | Years		3.7
Number of options outstanding		100,000
$0.35
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $		$ 0.35
Weighted average contractual life (years) | Years		4.89
Number of options outstanding		585,000
$0.40
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $		$ 0.4
Weighted average contractual life (years) | Years		3.76
Number of options outstanding		550,000
$0.55
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $		$ 0.55
Weighted average contractual life (years) | Years		4.1
Number of options outstanding		600,000
$0.60
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $		$ 0.6
Weighted average contractual life (years) | Years		4.02
Number of options outstanding		600,000
$0.80
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $		$ 0.8
Weighted average contractual life (years) | Years		3.86
Number of options outstanding		175,000
$0.31
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $		$ 0.31
Weighted average contractual life (years) | Years		3.59
Number of options outstanding		3,960,000

[1]	Subsequent to December 31, 2018, 175,000 of these options were exercised for proceeds of $17,500.